Note Payable (Details Narrative) - USD ($)	1 Months Ended					12 Months Ended
	Nov. 15, 2020	Jun. 22, 2020	Feb. 27, 2020	Feb. 27, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Interest expense						$ 2,949,849	$ 6,215,457
Unamortized debt discount						0	47,671
Iliad [Member]
Accrued interest						$ 14,905
Conversion of stock, shares						53,175,795
Stanley [Member]
Interest rate				10.00%
Interst payable date				Feb. 09, 2020
Note payable, principal amount				$ 1,214,900		$ 1,009,469
Conversion of stock, shares						67,282,583
AlphaEda [Member]
Interest rate	10.00%
Interst payable date	Jun. 30, 2021
Note payable, principal amount	$ 140,000					$ 140,000
Accrued interest						1,803
Securities Purchase Agreement | Iliad [Member]
Interst payable date			Aug. 27, 2020
Note payable, principal amount			$ 2,765,983			2,446,746
Accrued interest						$ 14,905
Conversion of stock, shares						53,175,795
Conversion of stock, amount						$ 539,000
Promissory Note [Member]
Interest rate				10.00%
Note payable, principal amount				$ 2,325,000
Original issue discount				300,000
Consideration				2,025,000
Paid for legal fees				$ 25,000
Interest expense						47,671	$ 252,329
Unamortized debt discount						0
RWJ Advanced Marketing, LLC
Interest rate					3.50%
Interst payable date					Dec. 31, 2019
Note payable, principal amount						2,600,000
Accrued interest						307,631
EIDL [Member]
Principal periodic payments		$ 731
Note payable, principal amount						150,000
Term		30 years
Interest rate		3.75%
Accrued interest						$ 3,067